Adjusting Items Included In Profit From Operations - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Adjusting Items
Profit from Operations [Line Items]
Profit (loss) from continuing operations	£ 1,967	£ 328	£ 916